NOTES PAYABLE (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Convertible notes payable	$ 2,005,000
Non-Related Party Notes Payable [Member]
Convertible Notes Payable with Warrants	1,005,000	$ 1,005,000
Convertible notes payable	9,183	56,683
Non-Convertible Notes Payable	17,500	47,500
Premium Financing Note Payable	61,792	0
Unamortized Discount	(144,878)	(648,580)
Net Non-Related Party Notes Payable	948,597	460,603
Current Portion	(948,597)	(104,183)
Net Long-term Portion	$ 0	$ 356,420